Subsequent Events (Q2) (Details)	Jul. 25, 2021 $ / shares shares	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Preferred stock, par value per share (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Subsequent Event | Capstead Mortgage Corporation | Forecast
Subsequent Event [Line Items]
Adjusted book value per share multiplier	15.75%
Per share cash consideration	22.50%
Adjusted book value per share multiplier, amounts from the advisor	15.75%
Advisor cash consideration	77.50%
Subsequent Event | Convertible Preferred Stock Series E | Capstead Mortgage Corporation
Subsequent Event [Line Items]
Preferred stock, par value per share (in dollars per share)	$ 0.10
Preferred stock rate, as a percentage	7.50%
Subsequent Event | BSPRT Series E Preferred Stock | Capstead Mortgage Corporation
Subsequent Event [Line Items]
Preferred stock, par value per share (in dollars per share)	$ 0.01
Preferred stock rate, as a percentage	7.50%
Conversion rate (in shares) | shares	1
Subsequent Event | Common Class A | Forecast
Subsequent Event [Line Items]
Stockholders' percentage of holding after merger closing and recapitalization	10.00%
Subsequent Event | Common Class A | Capstead Mortgage Corporation | Forecast
Subsequent Event [Line Items]
Reverse stock split conversion ratio	0.10
Subsequent Event | Common Class B | Forecast
Subsequent Event [Line Items]
Stockholders' percentage of holding after merger closing and recapitalization	90.00%
Subsequent Event | Common Class B | Capstead Mortgage Corporation | Forecast
Subsequent Event [Line Items]
Stock dividend, number of shares per share | shares	9
Number of days listed on the NYSE	180 days